Other notes - Financial risk management, market risk, narrative (Details)									12 Months Ended
	Jan. 23, 2017 EUR (€)	Jan. 23, 2017 USD ($)	Jul. 15, 2016 EUR (€)	Jul. 15, 2016 USD ($)	Jan. 29, 2016 EUR (€)	Jan. 29, 2016 USD ($)	Dec. 30, 2015 EUR (€)	Dec. 30, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Nov. 07, 2017	Nov. 06, 2017	May 05, 2017	May 04, 2017	Sep. 30, 2016	Sep. 29, 2016	Jan. 31, 2016 USD ($)	Jan. 01, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Nov. 28, 2014 EUR (€)	Nov. 28, 2014 USD ($)	Jul. 25, 2014 EUR (€)	Jul. 25, 2014 USD ($)
Investment [Line Items]
Unrealized foreign exchange loss									€ (83,262,000)	€ (52,882,000)	€ (49,686,000)									€ (55,265,000)
Repayments of non-current borrowings									26,572,000	47,357,000	56,825,000
Borrowings									558,569,000	618,059,000
Hedges of net investment in foreign operations
Investment [Line Items]
Unrealized foreign exchange loss									1,239,000	€ 15,231,000	€ 11,403,000									€ 0
Interest rate risk
Investment [Line Items]
Derivative, nominal amount									€ 529,300,000
Reasonably possible change in risk variable, percent									0.50%	0.50%	0.50%
Currency risk
Investment [Line Items]
Reasonably possible change in risk variable, percent									10.00%	10.00%	10.00%
Currency risk | Hedges of net investment in foreign operations
Investment [Line Items]
Unrealized foreign exchange loss									€ 1,238,000
Currency risk | Cross Currency Swap
Investment [Line Items]
Derivative, nominal amount | $																		$ 30,000,000
Credit Facility Term Loan
Investment [Line Items]
EURIBOR and LIBOR floor									0.00%	0.75%						0.75%	1.00%						1.00%	1.00%
Repayments of non-current borrowings	€ 11,000,000	$ 9,000,000	€ 20,000,000	$ 22,000,000	€ 20,000,000	$ 22,000,000	€ 25,000,000	$ 27,000,000
Credit Facility Term Loan | Interest rate risk
Investment [Line Items]
EURIBOR and LIBOR floor									0.00%
Minimum reference rates									0.00%
EUR Denominated Credit Facility Term Loan
Investment [Line Items]
EURIBOR and LIBOR floor												0.00%	0.00%	0.00%	0.75%
Term loan, notional amount																							€ 399,000,000
EUR Denominated Credit Facility Term Loan | Interest rate risk | Fixed interest rate
Investment [Line Items]
Average rate of hedging instrument																					1.00%	1.00%
EUR Denominated Credit Facility Term Loan | Interest rate risk | Euro Interest Rate Cap
Investment [Line Items]
Derivative, nominal amount																					€ 375,000,000
US Denominated Credit Facility Term Loan
Investment [Line Items]
EURIBOR and LIBOR floor														0.00%	0.75%
Term loan, notional amount | $																								$ 358,000,000
US Denominated Credit Facility Term Loan | Interest rate risk | Fixed interest rate
Investment [Line Items]
Average rate of hedging instrument																					2.50%	2.50%
US Denominated Credit Facility Term Loan | Interest rate risk | USD Interest Rate Cap
Investment [Line Items]
Derivative, nominal amount | $																						$ 350,000,000
US Denominated Credit Facility Term Loan | Currency risk
Investment [Line Items]
Risk exposure associated with instruments sharing characteristic | $																			$ 180,000,000
Repayments of non-current borrowings									€ 20,000,000
Borrowings									€ 240,495,000	€ 285,558,000
US Denominated Credit Facility Term Loan | Currency risk | Fixed interest rate
Investment [Line Items]
Average rate of hedging instrument									1.00%